NOTE 7 - SHARE BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of each option grant was estimated on the grant date using the Black-Scholes option-pricing model with the following assumptions:

	Fiscal Year Ended			Fiscal Year Ended
	December 29, 2012			December 31, 2011
Expected option term (1)			3.5 years			3.5 years
Expected volatility factor (2)	54.8%	-	67.9%	62.7%	-	67.9%
Risk-free interest rate (3)	0.02%	-	0.15%	0.02%	-	0.15%
Expected annual dividend yield			0%			0%
(1)	The expected option term was determined using the simplified method for estimating expected option life, which qualify as “plain-vanilla” options.
(2)
The stock volatility for each grant is measured using the weighted average of historical monthly price changes of the Company’s common stock over the most recent period equal to the expected option term of the grant, adjusted for activity which is not expected to occur in the future.

(3)	The risk-free interest rate for periods equal to the expected term of the share option is based on the U.S. Treasury yield curve in effect at the time of grant.

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the status of the Company's stock option plans as of December 29, 2012 and December 31, 2011, and changes during the years then ended is presented below:

	December 29, 2012		December 31, 2011
		Weighted-		Weighted-
		Average		Average
	Options	Exercise	Options	Exercise
		Price		Price
Outstanding at beginning of year	779,222	$4.75	867,518	$4.34
Granted	299,086	11.68	85,269	5.18
Exercised	(203,936)	8.04	(146,898)	2.27
Expired/Forfeited	(3,666)	4.38	(26,667)	6.33
Outstanding at end of year	870,706	$6.35	779,222	$4.75

Options exercisable at year-end	551,214	$3.75	607,224	$4.90
Weighted-average fair value of options granted during the year	$4.76		$2.36

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
The following table summarizes information about stock options outstanding at December 29, 2012:

	Options Outstanding			Options Exercisable
		Weighted-Average	Weighted-	Number	Weighted-Average	Weighted-
	Number Outstanding	Remaining	Average	Exercisable	Remaining	Average
Exercise Price	At	Contractual	Exercise	At	Contractual	Exercise
Range	12/29/2012	Life (years)	Price	12/29/2012	Life (years)	Price
$1.10 to $3.00	130,667	1.69	$2.30	130,667	1.69	$2.30
$3.01 to $4.00	364,533	2.05	3.67	364,533	2.05	3.67
$4.01 to $8.00	76,156	3.53	5.23	38,164	3.46	5.06
$8.01 to $12.00	65,708	4.09	9.48	3,708	4.23	11.24
$12.01 to $14.04	233,642	4.86	12.30	14,142	4.42	13.70
$1.10 to $14.04	870,706	3.03	$3.03	551,214	2.14	$3.75

Schedule of Stock Options Roll Forward [Table Text Block]
The following table summarizes the status of the Company’s non-vested options since January 1, 2011:

	Non-Vested Options
		Weighted
	Number of	Average
	Options	Fair Value
Non-vested at January 1, 2011	278,000	$1.59
Granted	85,269	2.36
Vested	(181,271)	1.62
Forfeited	(10,000)	1.11
Non-vested at December 31, 2011	171,998	1.95
Granted	299,086	4.76
Vested	(149,260)	2.27
Forfeited	(2,332)	2.25
Non-vested at December 29, 2012	319,492	$4.43

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
The following table summarizes the status of the Company’s non-vested restricted shares since January 1, 2011:

	Non-Vested Restricted Shares
		Weighted
		Average
	Number of	Fair Value at
	Options	Grant Date
Non-vested at January 1, 2011	-	$-
Granted	25,000	5.26
Vested	-	-
Forfeited	-	-
Non-vested at December 31, 2011	25,000	5.26
Granted	25,000	9.94
Vested	(8,336)	5.26
Forfeited	-	-
Non-vested at December 29, 2012	41,664	$8.07

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
The following table presents share-based compensation expense for continuing operations included in the Company’s consolidated statements of income.

	Fiscal Year Ended	Fiscal Year Ended
	December 29, 2012	December 31, 2011
Selling, general and administrative:
Share-based compensation expense before tax	$532	$339
Income tax benefit	181	115
Net share-based compensation expense	$351	$224